Cover	Aug. 28, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 28, 2023
Entity File Number	333-269028
Entity Registrant Name	COURTSIDE GROUP, INC.
Entity Central Index Key	0001940177
Entity Tax Identification Number	35-2503373
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	335 N. Maple Drive Suite 127
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90210
City Area Code	310
Local Phone Number	858-0888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false